STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended				2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		29 Months Ended	38 Months Ended
	Nov. 11, 2019	Feb. 13, 2019	Jan. 31, 2019	Jan. 31, 2016	Mar. 15, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2019	May 11, 2018	Jun. 15, 2017
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)											$ 7,861,215
Share issued, value						$ 33,328		$ 54,230	$ 373,888	$ 135,333	$ 172,192	$ 226,093
Common stock, shares authorized						250,000,000			250,000,000		250,000,000	250,000,000	250,000,000	250,000,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)				$ 20,000,000
Agreement with institutional investor term				36 months
Common stock issued to institutional investor as commitment fee, shares				350,000		43,757			32,879					427,405
Common stock issued to institutional investor as commitment fee				$ 237,965		$ 33,328			$ 24,162					$ 456,367
Common stock reserved for additional commitment fees to the institutional investor				650,000									255,474	222,595
Registering shares of common stock				5,000,000							9,500,000		9,500,000		5,000,000	5,000,000
Share issued, shares						1,875,000			1,550,000		4,750,000		12,450,000	14,000,000
Share issued, value					$ 1,011,585						$ 4,863,535		$ 12,138,785
Additional shares issued											158,071		394,526
Additional shares issued, amount											$ 172,192		$ 432,205
Proceeds from sale of stock pursuant to purchase agreement with institutional investor						$ 1,346,375			$ 1,011,585					$ 13,150,370
Institutional Investor [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Common stock reserved for additional commitment fees to the institutional investor							222,595
Registering shares of common stock			9,500,000
Share issued, shares							1,550,000
Share issued, value							$ 1,011,585
Common stock, shares authorized			25,000,000
Additional shares issued							32,879
Additional shares issued, amount							$ 24,162
Institutional Investor Two [Member]
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)			$ 25,000,000
Agreement with institutional investor term			36 months
Common stock issued to institutional investor as commitment fee, shares		350,000							102,506
Common stock issued to institutional investor as commitment fee		$ 258,125							$ 91,601
Common stock reserved for additional commitment fees to the institutional investor		812,500
Registering shares of common stock		9,500,000
Share issued, shares									3,900,000
Proceeds from sale of stock pursuant to purchase agreement with institutional investor									$ 3,154,000
Institutional Investor Two [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Common stock issued to institutional investor as commitment fee, shares	21,543
Common stock issued to institutional investor as commitment fee	$ 14,715
Common stock reserved for additional commitment fees to the institutional investor	688,451
Share issued, shares	1,000,000
Proceeds from sale of stock pursuant to purchase agreement with institutional investor	$ 662,875